Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before tax	$ (284,655)	$ (89,455)
Tax credit calculated at statutory tax rate	(71,164)	(22,364)
Expenses not deductible for tax purposes	27,933	22,364
Effect of different tax rates in other countries	112
Others	43,119
Income tax expense (benefits)